Common Stock	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Common Stock

Note 7 – Common Stock

In January 2017, the holding company reorganization was made effective and each outstanding share of Southwest Gas Corporation common stock was converted into a share of common stock in Southwest Gas Holdings, Inc., on a one-for-one basis. The ticker symbol of the stock, “SWX,” remained unchanged, and Southwest Gas Corporation became a wholly owned subsidiary of Southwest Gas Holdings, Inc.

On March 29, 2017, the Company filed with the Securities and Exchange Commission (“SEC”) an automatic shelf registration statement on Form S-3 (File No. 333-217018), which became effective upon filing, for the offer and sale of up to $150 million of common stock from time to time in at-the-market offerings under the prospectus included therein and in accordance with the Sales Agency Agreement, dated March 29, 2017, between the Company and BNY Mellon Capital Markets, LLC (the “Equity Shelf Program”). During the quarter ended December 31, 2017, the Company sold, through the continuous equity offering program with BNY Mellon Capital Markets, LLC as agent, an aggregate of 358,630 shares of the Company’s common stock in the open market at a weighted average price of $83.65 per share, resulting in proceeds to the Company of $29,699,923, net of $299,999 in agent commissions. During the twelve months ended December 31, 2017, the Company sold, through the continuous equity offering program with BNY Mellon Capital Markets, LLC as agent, an aggregate of 505,707 shares of the Company’s common stock in the open market at a weighted average price of $82.61 per share, resulting in proceeds to the Company of $41,359,027, net of $417,768 in agent commissions. As of December 31, 2017, the Company had up to $108,223,205 of common stock available for sale under the program. Net proceeds from the sale of shares of common stock under the Equity Shelf Program are intended for general corporate purposes, including the acquisition of property for the construction, completion, extension or improvement of pipeline systems and facilities located in and around the communities served by Southwest. Net proceeds during the twelve months ended December 31, 2017 were contributed to, and reflected in the records of, Southwest (as a capital contribution from the parent holding company).

During 2017, the Company issued approximately 103,000 shares of common stock through the Restricted Stock/Unit Plan, and Management Incentive Plan.